Note 3 - Inventories (Details) - Summary of Inventories (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory	$ 1,758,930	$ 1,474,114
Lubricant [Member]
Inventory [Line Items]
Inventory	1,226,172	1,293,780
Victualling [Member]
Inventory [Line Items]
Inventory	186,188	180,334
Bunkers [Member]
Inventory [Line Items]
Inventory	$ 346,570